Organization and Business Description (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 20, 2021
Organization and Business Description (Details) [Line Items]
Ordinary shares authorized	5,000,000,000	5,000,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares issued	5,000,000	5,000,000
Shares issued			5,000,000
Shares percentage	41.82%
Ordinary Shares [Member]
Organization and Business Description (Details) [Line Items]
Ordinary shares, shares issued	5,000,000		5,000,000
Mingteng International [Member] | Ordinary Shares [Member]
Organization and Business Description (Details) [Line Items]
Ordinary shares, shares issued			5,000,000
Wuxi Mingteng Mould [Member]
Organization and Business Description (Details) [Line Items]
Equity interest, percentage	100.00%
Betty Chen Limited [Member]
Organization and Business Description (Details) [Line Items]
Ordinary shares, shares issued			225,000
Jacky Wang Limited [Member]
Organization and Business Description (Details) [Line Items]
Ordinary shares, shares issued			225,000
DJZ Holding Limited [Member]
Organization and Business Description (Details) [Line Items]
Ordinary shares, shares issued			2,009,000
Shares percentage	90.00%
YK XU Holding Limited [Member]
Organization and Business Description (Details) [Line Items]
Ordinary shares, shares issued			2,091,000
Shares percentage	10.00%
Hongze L.P [Member]
Organization and Business Description (Details) [Line Items]
Ordinary shares, shares issued			450,000
YK XU Holding (BVI) Limited [Member]
Organization and Business Description (Details) [Line Items]
Shares percentage	42.72%
YK XU Holding Limited in Hongze L.P. [Member]
Organization and Business Description (Details) [Line Items]
Shares percentage	0.90%
Chief Executive Officer [Member]
Organization and Business Description (Details) [Line Items]
Shares percentage	48.28%
DJZ Holding (BVI) Limited [Member]
Organization and Business Description (Details) [Line Items]
Shares percentage	40.18%
DJZ Holding Limited in Hongze L.P. [Member]
Organization and Business Description (Details) [Line Items]
Shares percentage	8.10%